INVESCO STOCK FUNDS, INC.
                        INVESCO SMALL COMPANY GROWTH FUND

          Supplement to Investor Class Prospectus dated August 31, 1999

Except as provided below, INVESCO Small Company Growth Fund is closed to new investors effective August 31, 2000. After August 31, 2000, the following may continue to make additional purchases and to reinvest dividends and capital gains in existing accounts:

          1)   Shareholders of INVESCO Small Company Growth Fund;
          2) Investment advisers that invest through existing accounts at a financial intermediary, such as a broker, bank or financial planner; and
          3) Qualified retirement plans (for example, 401(k) plans, profit sharing plans and money purchase pension plans), 403(b) plans and 457 plans that invest through existing accounts at a financial intermediary, such as a broker, bank or financial planner.

A former shareholder will no longer be considered to have an account in INVESCO Small Company Growth Fund if his/her account has been closed for more than 18 months. Thus, effective August 31, 2000, additional investments in the Fund by such former shareholders will not be accepted.

Investors who do not have an account in INVESCO Small Company Growth Fund on August 31, 2000 will not be allowed to purchase Fund shares except as set forth below:

          1) Shareholders who have an account in any INVESCO fund will be able to establish an account in INVESCO Small Company Growth Fund if the application to invest in the Fund is postmarked no later than August 31, 2000; and
          2) New accounts may be established by qualified retirement plans (and their successor plans) in which the Fund is established as an investment option prior to August 31, 2000.

Except as otherwise noted, these restrictions apply to investments made directly with INVESCO and investments made through financial intermediaries, such as brokers, banks or financial planners. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. INVESCO Small Company Growth Fund may resume sales of shares to new investors at some future date, but it has no present intention to do so.

The date of this Supplement is August 10, 2000.

                            INVESCO STOCK FUNDS, INC.
                        INVESCO SMALL COMPANY GROWTH FUND

            Supplement to Class C Prospectus dated February 15, 2000

Except as provided below, INVESCO Small Company Growth Fund is closed to new investors effective August 31, 2000. After August 31, 2000, the following may continue to make additional purchases and to reinvest dividends and capital gains in existing accounts:

          1)   Shareholders of INVESCO Small Company Growth Fund;
          2) Investment advisers that invest through existing accounts at a financial intermediary, such as a broker, bank or financial planner; and
          3) Qualified retirement plans (for example, 401(k) plans, profit sharing plans and money purchase pension plans), 403(b) plans and 457 plans that invest through existing accounts at a financial intermediary, such as a broker, bank or financial planner.

A former shareholder will no longer be considered to have an account in INVESCO Small Company Growth Fund if his/her account has been closed for more than 18 months. Thus, effective August 31, 2000, additional investments in the Fund by such former shareholders will not be accepted.

Investors who do not have an account in INVESCO Small Company Growth Fund on August 31, 2000, will not be allowed to purchase Fund shares except as set forth below:

          1) Shareholders who have an account in any INVESCO fund will be able to establish an account in INVESCO Small Company Growth Fund if the application to invest in the Fund is postmarked no later than August 31, 2000; and
          2) New accounts may be established by qualified retirement plans (and their successor plans) in which the Fund is established as an investment option prior to August 31, 2000.

Except as otherwise noted, these restrictions apply to investments made directly with INVESCO and investments made through financial intermediaries, such as brokers, banks or financial planners. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. INVESCO Small Company Growth Fund may resume sales of shares to new investors at some future date, but it has no present intention to do so.

The date of this Supplement is August 10, 2000.